CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parenthetical) - $ / shares										3 Months Ended				12 Months Ended
	Dec. 30, 2020	Nov. 27, 2020	Oct. 29, 2020	Sep. 29, 2020	Aug. 28, 2020	Jul. 30, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Distributions declared on common stock (USD per share)	$ 0.0303	$ 0.0303	$ 0.0303	$ 0.0303	$ 0.0303	$ 0.0304	$ 0.0161	$ 0.0130	$ 0.0130	$ 0.09	$ 0.09	$ 0.04	$ 0.15	$ 0.38	$ 0.625	$ 0.625